INVENTORY (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Inventory
	March 31, 2024	December 31, 2023
Process material stockpiles	$2,944	$4,050
Concentrate inventory	3,017	2,448
Materials and supplies	2,377	2,328
	$8,338	$8,826